Note 23 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
23—EARNINGS
(LOSS) PER SHARE

	December 31, 2018	December 31, 2017	December 31, 2016
Income (loss) available to common shareholders (in Euros)	(€338,38)2	(€681,345)	€3,842,201
Number of shares for the computation of basic EPS	28,997,866	28,961,928	27,823,313
Basic EPS (in Euros)	(€0.01)	(€0.02)	€0.14
Effect of dilutive securities	347,500	581,915	1,542,270
Number of shares for the computation of diluted EPS	28,997,866	28,961,928	29,365,583
Diluted EPS income / (loss) (in Euros)	(€0.01)	(€0.02)	€0.13

Diluted EPS income / (loss) available to common shareholders is computed including assumed conversions as all dilutive securities, consisting of stock options and warrants are out of the money.

The effects of dilutive securities for the years ended
December 31, 2017
and
2018
were excluded from the calculation of diluted earnings per share as a net loss was reported in these periods.